REVENUE AND DEFERRED REVENUE	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
REVENUE AND DEFERRED REVENUE

NOTE 9 – REVENUE AND DEFERRED REVENUE

	June 30, 2026	June 30, 2025
Software development	$328,221	$273,110
Sensera devices and capsules	3,852	-
Software license	90,859	79,728
Software supports	31,718	27,355
Cloud hosting	30,501	24,049
Others	3,254	3,679
	$488,405	$407,921

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2026

(Expressed in Canadian dollars)

(Unaudited)

NOTE 9 – REVENUE AND DEFERRED REVENUE (continued)

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	June 30, 2026	June 30, 2025
Revenue recognized over time	$393,694	$328,193
Revenue recognized at a point of time	94,711	79,728
	$488,405	$407,921

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	June 30, 2026	December 31, 2025
Deferred revenue, beginning	$145,404	$140,088
Customer payments received attributable to contract liabilities for unearned revenue	19,057	182,653
Revenue recognized from fulfilling contract liabilities	(69,107)	(177,337)
Deferred revenue, ending	$95,354	$145,404

The Company derives significant revenues from one customer, which exceeds 10% of total revenues. Revenues earned from that customer were 78% of total revenues for the period ended June 30, 2026 Six months ended June 30, 2025 – 64%)